Parent company only condensed financial information - Schedule of condensed statement of comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Income from operations	¥ 140,905	$ 19,417	¥ 113,350	¥ 100,351
Interest expense	(9,596)	(1,323)	(7,947)	(5,918)
Net income	125,976	17,360	71,332	65,573
Other comprehensive income	(191)	(26)	14,385	23,835
Total comprehensive income	125,785	$ 17,334	85,717	89,408
Parent Company [Member]
Total cost and expenses	(5,972)		(327)	(846)
Income from subsidiaries and VIEs	142,604		86,057	84,000
Income from operations	136,632		85,730	83,154
Interest expense	(8,058)		(5,415)	(4,696)
Other income and expenses	896		(574)	(5,949)
Net income	129,470		79,741	72,509
Other comprehensive income	498		14,340	23,379
Total comprehensive income	¥ 129,968		¥ 94,081	¥ 95,888